GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019
Goodwill [Roll Forward]
Beginning balance	$ 862,183	$ 644,956	$ 202,407	$ 130,907
Ending balance	880,063	862,183	207,456	202,407
Kitchen Cooked
Goodwill [Roll Forward]
Acquisition during period			4,060
Kennedy
Goodwill [Roll Forward]
Beginning balance	$ 71,500
Acquisition during period				$ 71,500
Kennedy acquisition adjustment			$ 989
Ending balance		71,500
H.K. Anderson
Goodwill [Roll Forward]
Acquisition during period		3,540
Truco
Goodwill [Roll Forward]
Kennedy acquisition adjustment		$ 213,687